Issued Capital - Additional Information (Detail) - USD ($) $ in Millions	Apr. 16, 2020	Jun. 30, 2020
Statement [Line Items]
Common shares issued		0
At The Market Equity Program [member]
Statement [Line Items]
Maximum value of common shares that can be issued under the at-the-market equity program	$ 300